Acquisition of the Investment in Gravity Games Corp - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2010	Dec. 31, 2012
Business Acquisition [Line Items]
Business acquisition, purchase price	11,688
Gravity Games Corp.
Business Acquisition [Line Items]
Business acquisition, aggregate voting interest acquired	50.83%		50.83%	[1]
Business acquisition, purchase price	11,688
Business acquisition, acquisition-related costs	25
Business acquisition, purchase price allocated to accounts receivable	1,094
Business acquisition, purchase price allocated to gross accounts receivable	1,182
Business acquisition, purchase price allocated to uncollectible accounts receivable	88
Business acquisition, non-controlling interest	49.20%
Business acquisition, revenue since acquisition date		748
Business acquisition, revenue since acquisition date		211

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.